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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2009

If amended report check here          |_|           Amended Number:  1

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        August 15, 2009  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            89
                                              --------------

Form 13F Information Table Value Total:         $1,414,078
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
COLUMN 1           COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5     COLUMN 6   COLUMN 7  COLUMN 8
--------------------------------------------- ----------- ----------  --------  ------------
                                                                                 VOTING  AUTHORITY
                                                                                ------------
                   TITLE OF          VALUE    SHARES/     INVESTMENT    OTHER
NAME OF ISSUER       CLASS  CUSIP    [X$1000] PRN AMT     DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------------------------------------- ----------  ----------  --------  ------------------ ----
3M Company            COM   88579Y101    58308     970184    SOLE                   X
Aeropostale Com       COM   007865108      387      11290    SOLE                   X
American Express      COM   025816109    41947    1804945    SOLE                   X
Answers Corp Com      COM   03662X100      557      69075    SOLE                   X
Applied Materials     COM   038222105    46422    4216393    SOLE                   X
Arctic Cat Inc.       COM   039670104     1240     306825    SOLE                   X
Automatic Data Proc   COM   053015103    36800    1038373    SOLE                   X
Avery Dennison Corp   COM   053611109    39980    1556847    SOLE                   X
Buckle Inc.           COM   118440106      332      10450    SOLE                   X
CDI Corp.             COM   125071100     8309     745223    SOLE                   X
CE Franklin LTD COM   COM   125151100       70      13380    SOLE                   X
CPI Corp.             COM   125902106    13119     772139    SOLE                   X
Carmax Inc            COM   143130102    17297    1176647    SOLE                   X
China Mass Media Co   COM   169418100      318      61300    SOLE                   X
Cintas Corp           COM   172908105    10418     456147    SOLE                   X
Clorox                COM   189054109      212       3800    SOLE                   X
Coca Cola             COM   191216100    69269    1443400    SOLE                   X
Colgate-Palmolive     COM   194162103    68476     967996    SOLE                   X
Comcast Corp Cl A     COM   20030N200    15516    1100404    SOLE                   X
Compuware Corp        COM   205638109      178      26000    SOLE                   X
Core-Mark Holding C   COM   218681104      421      16170    SOLE                   X
Corning Inc.          COM   219350105      186      11600    SOLE                   X
Cost Plus Inc         COM   221485105     2986    2017454    SOLE                   X
Dell Inc              COM   24702R101    55065    4010527    SOLE                   X
Demandtec Inc.        COM   24802R506      415      47115    SOLE                   X
Descartes Systems G   COM   249906108       72      18800    SOLE                   X
DuPont                COM   263534109    36032    1406383    SOLE                   X
Eastman Kodak         COM   277461109      970     327676    SOLE                   X
Emerson Elec Co       COM   291011104    18301     564845    SOLE                   X
Estee Lauder Cos      COM   518439104      977      29918    SOLE                   X
Ethan Allen Interio   COM   297602104     8167     788301    SOLE                   X
FedEx Corporation     COM   31428X106    22715     408403    SOLE                   X
Financial Select Se   COM   81369Y605    49785    4166072    SOLE                   X
Force Protection In   COM   345203202      281      31745    SOLE                   X
Gammon Gold Inc Com   COM   36467T106      391      58680    SOLE                   X
Gannett Co Inc.       COM   364730101     7729    2165095    SOLE                   X
General Electric      COM   369604103    25403    2167490    SOLE                   X
General Mills Inc.    COM   370334104    14690     262228    SOLE                   X
Hutchinson Tech Inc   COM   448407106     4120    2118111    SOLE                   X
Intel Corp            COM   458140100    29571    1786743    SOLE                   X
Intellon Corp Com     COM   45816W504      182      42730    SOLE                   X
Johnson & Johnson     COM   478160104      887      15611    SOLE                   X
K12 Inc               COM   48273U102      512      23775    SOLE                   X
King Pharmaceutical   COM   495582108      180      18700    SOLE                   X
LECG Corp             COM   523234102      126      38680    SOLE                   X
Lawson Products       COM   520776105     1286      90504    SOLE                   X
Learning Tree         COM   522015106     1894     183854    SOLE                   X
Leggett & Platt Inc   COM   524660107    17681    1160926    SOLE                   X
Lincoln EDL SVCS      COM   533535100      466      22280    SOLE                   X
MDC Hldgs             COM   552676108    18762     623100    SOLE                   X
MEMC Electronic Mat   COM   552715104     6180     346975    SOLE                   X
Majesco Entertainme   COM   560690208       44      22450    SOLE                   X
Marsh & McLennan      COM   571748102    39671    1970749    SOLE                   X
Masco Corp            COM   574599106    32748    3418385    SOLE                   X
Maxwell Technologie   COM   577767106    12424     898325    SOLE                   X
Microsoft Corp        COM   594918104   125354    5273638    SOLE                   X
Mohawk Industries I   COM   608190104     3278      91870    SOLE                   X
Neutral Tandem Inc    COM   64128B108      392      13290    SOLE                   X
Newport Corp.         COM   651824104    13473    2327000    SOLE                   X
News Corp Class A     COM   65248E104    25494    2798442    SOLE                   X
Northgate Minerals    COM   666416102      556     259825    SOLE                   X
Nuance Communicatio   COM   67020Y100      171      14100    SOLE                   X
Pacific Sunwear       COM   694873100     4257    1259545    SOLE                   X
Paychex Inc.          COM   704326107    15238     604693    SOLE                   X
Penney (J.C.)         COM   708160106     6688     232963    SOLE                   X
PepsiCo Inc.          COM   713448108      268       4875    SOLE                   X
Perfect World Co      COM   71372U104      394      13790    SOLE                   X
Procter & Gamble      COM   742718109    20385     398931    SOLE                   X
Progress Software I   COM   743312100      263      12430    SOLE                   X
QLT Inc               COM   746927102       48      22850    SOLE                   X
Rehabcare Group Inc   COM   759148109      918      38360    SOLE                   X
S & P 500 Depositor   COM   78462F103      322       3500    SOLE                   X
Saba Software Inc C   COM   784932600      122      31765    SOLE                   X
Seagate Technology    COM   G7945J104     9042     864480    SOLE                   X
Spartan Mrts Inc      COM   846819100      400      35340    SOLE                   X
Staples Inc.          COM   855030102      444      22014    SOLE                   X
Stec Inc              COM   784774101      628      27100    SOLE                   X
Syntel Inc            COM   87162H103      255       8095    SOLE                   X
Talbots Inc           COM   874161102     3510     650063    SOLE                   X
Telecom Argentina     COM   879273209      459      35800    SOLE                   X
Texas Instruments     COM   882508104    17187     806900    SOLE                   X
Toll Brothers Inc     COM   889478103     4561     268745    SOLE                   X
United Parcel Servi   COM   911312106    25916     518415    SOLE                   X
UnitedHealth Group    COM   91324P102    72589    2905891    SOLE                   X
Wal-Mart Stores Inc   COM   931142103    75464    1557889    SOLE                   X
Walgreen Co.          COM   931422109    50025    1701517    SOLE                   X
Walt Disney           COM   254687106    39918    1711011    SOLE                   X
Wells Fargo & Co      COM   949746101    51659    2129371    SOLE                   X
YRC Worldwide Inc     COM   984249102     3925    2269018    SOLE                   X
YOUBET COM INC COM    COM   987413101       34      20000    SOLE                   X
YRC Worldwide Inc     COM   984249102    10890    2425320    SOLE                   X